AB Small Cap Value Portfolio

Portfolio of Investments

February 28, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.8%
Financials – 24.8%
Banks – 18.2%
1st Source Corp.	141,360	$7,042,555
Associated Banc-Corp.	454,042	10,511,072
Bank of Marin Bancorp	118,049	3,423,421
Berkshire Hills Bancorp, Inc.	329,390	9,572,073
Carter Bankshares, Inc.(a)	299,965	5,210,392
First BanCorp./Puerto Rico	769,556	11,166,258
First Busey Corp.	144,867	3,497,089
HarborOne Bancorp, Inc.	545,725	7,460,061
Heritage Financial Corp./WA	355,442	9,906,169
Independent Bank Group, Inc.	103,365	6,084,064
Nicolet Bankshares, Inc.(a)	14,548	1,083,244
Pacific Premier Bancorp, Inc.	276,286	8,957,192
Peoples Bancorp, Inc.	82,801	2,575,939
Premier Financial Corp.	294,095	7,299,438
Sandy Spring Bancorp, Inc.	152,935	5,039,208
Synovus Financial Corp.	136,131	5,691,637
Texas Capital Bancshares, Inc.(a)	160,525	10,631,571
TriCo Bancshares	185,582	9,373,747

		124,525,130

Capital Markets – 1.0%
Moelis & Co. - Class A	166,818	7,144,815

Insurance – 3.0%
Hanover Insurance Group, Inc. (The)	56,639	7,900,008
Selective Insurance Group, Inc.	122,672	12,454,888

		20,354,896

Thrifts & Mortgage Finance – 2.6%
BankUnited, Inc.	240,063	8,503,031
WSFS Financial Corp.	191,943	9,579,875

		18,082,906

		170,107,747

Industrials – 20.7%
Aerospace & Defense – 1.2%
Spirit AeroSystems Holdings, Inc. - Class A	237,180	8,106,812

Airlines – 1.1%
Alaska Air Group, Inc.(a)	163,470	7,818,770

Building Products – 1.3%
Masonite International Corp.(a)	96,333	8,554,371

Commercial Services & Supplies – 1.0%
Heritage-Crystal Clean, Inc.(a)	199,330	7,171,893

Construction & Engineering – 4.7%
Arcosa, Inc.	170,605	10,338,663
Dycom Industries, Inc.(a)	115,760	9,748,150
Fluor Corp.(a)	226,026	8,288,373
Great Lakes Dredge & Dock Corp.(a)	686,010	3,934,267

		32,309,453

Company	Shares	U.S. $ Value

Machinery – 4.4%
Blue Bird Corp.(a)	363,244	$7,377,486
Hillman Solutions Corp.(a)	670,360	5,959,500
REV Group, Inc.	681,710	7,969,190
Shyft Group, Inc. (The)	331,903	8,606,245

		29,912,421

Marine – 1.5%
Star Bulk Carriers Corp.(b)	426,834	10,461,701

Professional Services – 1.3%
Korn Ferry	164,540	9,196,141

Road & Rail – 1.6%
ArcBest Corp.	112,270	10,800,374

Trading Companies & Distributors – 2.6%
H&E Equipment Services, Inc.	144,732	8,032,626
Herc Holdings, Inc.	68,530	9,840,223

		17,872,849

		142,204,785

Consumer Discretionary – 14.3%
Auto Components – 2.2%
Dana, Inc.	403,726	6,395,020
Goodyear Tire & Rubber Co. (The)(a)	765,281	8,693,592

		15,088,612

Diversified Consumer Services – 1.2%
Adtalem Global Education, Inc.(a)	213,639	8,357,558

Hotels, Restaurants & Leisure – 4.6%
Dine Brands Global, Inc.	103,355	7,924,228
Hilton Grand Vacations, Inc.(a)	189,659	9,054,321
Papa John’s International, Inc.	82,209	6,901,445
Six Flags Entertainment Corp.(a)	299,306	7,901,678

		31,781,672

Household Durables – 2.9%
KB Home	218,860	7,719,192
Taylor Morrison Home Corp.(a)	333,418	11,946,367

		19,665,559

Specialty Retail – 3.4%
Citi Trends, Inc.(a)	196,320	5,504,813
Genesco, Inc.(a)	148,320	6,669,950
Sally Beauty Holdings, Inc.(a)	684,830	11,018,915

		23,193,678

		98,087,079

Information Technology – 9.9%
Communications Equipment – 0.5%
Casa Systems, Inc.(a)	938,153	3,396,114

Company	Shares	U.S. $ Value

Electronic Equipment, Instruments & Components – 2.0%
Belden, Inc.	76,412	$6,447,645
TTM Technologies, Inc.(a)	546,039	7,256,858

		13,704,503

IT Services – 0.4%
Unisys Corp.(a)	476,456	2,372,751

Semiconductors & Semiconductor Equipment – 4.2%
FormFactor, Inc.(a)	127,369	3,833,807
Ichor Holdings Ltd.(a)	297,422	9,800,055
Kulicke & Soffa Industries, Inc.	164,850	8,786,505
MagnaChip Semiconductor Corp.(a)	670,238	6,420,880

		28,841,247

Software – 2.8%
A10 Networks, Inc.	385,930	5,873,854
ACI Worldwide, Inc.(a)	274,480	7,095,308
CommVault Systems, Inc.(a)	107,852	6,350,326

		19,319,488

		67,634,103

Real Estate – 6.6%
Equity Real Estate Investment Trusts (REITs) – 6.6%
Broadstone Net Lease, Inc. - Class A	433,120	7,687,880
Cousins Properties, Inc.	150,683	3,690,227
Independence Realty Trust, Inc.	331,992	6,005,735
National Storage Affiliates Trust	128,000	5,414,400
NETSTREIT Corp.	367,180	7,413,364
Physicians Realty Trust	486,816	7,219,481
STAG Industrial, Inc.	234,435	7,886,394

		45,317,481

Materials – 6.1%
Chemicals – 2.3%
AdvanSix, Inc.	176,360	7,257,214
HB Fuller Co.	83,320	5,812,403
Innospec, Inc.	23,808	2,606,024

		15,675,641

Containers & Packaging – 1.4%
O-I Glass, Inc.(a)	448,330	9,961,893

Metals & Mining – 2.4%
ATI, Inc.(a)	238,210	9,683,236
Haynes International, Inc.	118,314	6,472,959

		16,156,195

		41,793,729

Health Care – 5.1%
Health Care Equipment & Supplies – 2.6%
Envista Holdings Corp.(a)	192,680	7,449,009
Integra LifeSciences Holdings Corp.(a)	180,640	10,047,197

		17,496,206

Company	Shares	U.S. $ Value

Health Care Providers & Services – 1.9%
Acadia Healthcare Co., Inc.(a)	94,130	$6,825,366
Pediatrix Medical Group, Inc.(a)	404,967	6,374,181

		13,199,547

Life Sciences Tools & Services – 0.6%
Syneos Health, Inc.(a)	107,020	4,304,344

		35,000,097

Energy – 4.1%
Energy Equipment & Services – 1.7%
Cactus, Inc. - Class A	91,390	4,199,371
ChampionX Corp.	45,670	1,396,132
Helmerich & Payne, Inc.	137,342	5,779,351

		11,374,854

Oil, Gas & Consumable Fuels – 2.4%
HF Sinclair Corp.	134,160	6,670,435
Magnolia Oil & Gas Corp. - Class A	454,973	9,941,160

		16,611,595

		27,986,449

Consumer Staples – 2.7%
Food Products – 2.7%
Hain Celestial Group, Inc. (The)(a)	490,242	8,741,015
Nomad Foods Ltd.(a)	537,189	9,626,427

		18,367,442

Communication Services – 2.3%
Entertainment – 1.0%
IMAX Corp.(a)	391,510	7,219,444

Media – 1.3%
Criteo SA (Sponsored ADR)(a)	264,587	8,771,059

		15,990,503

Utilities – 2.2%
Electric Utilities – 1.5%
IDACORP, Inc.	96,120	9,938,808

Gas Utilities – 0.7%
Southwest Gas Holdings, Inc.	77,810	4,902,808

		14,841,616

Total Common Stocks (cost $658,367,639)		677,331,031

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.2%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.40%(c) (d) (e) (cost $8,048,614)	8,048,614	$8,048,614

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $666,416,253)		685,379,645

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.40%(c) (d) (e) (cost $10,352,843)	10,352,843	10,352,843

Total Investments – 101.5% (cost $676,769,096)(f)		695,732,488
Other assets less liabilities – (1.5)%		(10,400,179)

Net Assets – 100.0%		$685,332,309

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of February 28, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $62,705,375 and gross unrealized depreciation of investments was $(43,741,983), resulting in net unrealized appreciation of $18,963,392.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Small Cap Value Portfolio

February 28, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$677,331,031	$—	$—	$677,331,031
Short-Term Investments	8,048,614	—	—	8,048,614
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	10,352,843	—	—	10,352,843

Total Investments in Securities	695,732,488	—	—	695,732,488
Other Financial Instruments(b)	—	—	—	—

Total	$695,732,488	$—	$—	$695,732,488

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2023 is as follows:

Fund	Market Value 11/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,161	$35,726	$33,838	$8,049	$67
Government Money Market Portfolio*	3,939	10,359	3,945	10,353	1
Total	$10,100	$46,085	$37,783	$18,402	$68

*	Investments of cash collateral for securities lending transactions.